Simplify US Equity PLUS GBTC ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 85.2%
iShares Core S&P 500 ETF(a)
(Cost $44,265,467) .......................................................... 104,218 $ 37,377,786
Grantor Trusts – 10.0%
Grayscale Bitcoin Trust BTC*
(Cost $11,960,821) .......................................................... 383,662 4,377,583
Money Market Funds – 2.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(b)
(Cost $1,106,833) ........................................................... 1,106,833 1,106,833
Total Investments – 97.7%
(Cost $57,333,121) .......................................................................... $ 42,862,202
Other Assets in Excess of Liabilities – 2.3% ......................................................... 989,838
Net Assets – 100.0% .......................................................................... $ 43,852,040
* Non Income Producing
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of September 30, 2022.
At September 30, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 37 $ 6,662,775 12/16/22 $ (977,606)
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 85.2%
Grantor Trusts ................................................................................... 10.0%
Money Market Funds ............................................................................. 2.5%
Total Investments ................................................................................ 97.7%
Other Assets in Excess of Liabilities .................................................................. 2.3%
Net Assets ..................................................................................... 100.0%